Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Statement [Line Items]
Unrecognized deferred tax liabilities	$ 5,460,000	$ 13,841,000
Tax benefit	$ 3,847,000	8,494,000
Canadian parent
Statement [Line Items]
Non-capital tax losses		$ 7,366,000
Cayman Island subsidiary
Statement [Line Items]
Income tax rate	0.00%